Short-term trade and other payables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	€ 3,902	€ 3,646	€ 3,429
Increase decrease in trade and other current payables exchange rate	63	23
Increase decrease in trade and other current payables consolidation scope changes	(4)	(1)
Increase decrease in trade and other current payables other	198	195
Trade payables [Member]
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	1,781	1,698	1,663
Increase decrease in trade and other current payables exchange rate	29	13
Increase decrease in trade and other current payables consolidation scope changes	2	(2)
Increase decrease in trade and other current payables other	53	24
Work certified in advance [Member]
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	1,227	1,124	962
Increase decrease in trade and other current payables exchange rate	26	(3)
Increase decrease in trade and other current payables consolidation scope changes	0	0
Increase decrease in trade and other current payables other	77	165
Advance payments [Member]
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	392	406	402
Increase decrease in trade and other current payables exchange rate	1	5
Increase decrease in trade and other current payables consolidation scope changes	0	0
Increase decrease in trade and other current payables other	(14)	(1)
Other non trade payables [Member]
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	502	419	€ 402
Increase decrease in trade and other current payables exchange rate	6	9
Increase decrease in trade and other current payables consolidation scope changes	(6)	1
Increase decrease in trade and other current payables other	€ 83	€ 7